23. Leases - Schedule of Carrying Amounts of Right-of-Use Assets Reconcile (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Balance at beginning of period	€ 824	€ 716
Depreciation charge for the year	(577)	(384)
Additions to right-of-use assets	693	492
Balance at end of period	940	824
Buildings
Leases
Balance at beginning of period	815	694
Depreciation charge for the year	(568)	(371)
Additions to right-of-use assets	676	492
Balance at end of period	923	815
Car
Leases
Balance at beginning of period	9	22
Depreciation charge for the year	(7)	(13)
Additions to right-of-use assets	0	0
Balance at end of period	2	9
Office equipment
Leases
Balance at beginning of period	0
Depreciation charge for the year	(2)
Additions to right-of-use assets	17
Balance at end of period	€ 15	€ 0